Principal Estimated Useful Lives for Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2011 Year
Software
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	2
Maximum useful life	10
Patent
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	2
Maximum useful life	12
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	3
Maximum useful life	18